Partners' Equity - Cash distribution (Details) - USD ($) $ / shares in Units, $ in Thousands																																										12 Months Ended
	Dec. 15, 2022	Nov. 10, 2022	Oct. 26, 2022	Sep. 15, 2022	Aug. 11, 2022	Jul. 27, 2022	Jun. 15, 2022	May 12, 2022	May 11, 2022	Apr. 27, 2022	Mar. 15, 2022	Feb. 25, 2022	Feb. 09, 2022	Jan. 26, 2022	Dec. 14, 2021	Nov. 16, 2021	Nov. 12, 2021	Oct. 26, 2021	Sep. 13, 2021	Aug. 12, 2021	Jul. 26, 2021	Jun. 14, 2021	May 13, 2021	Apr. 28, 2021	Mar. 15, 2021	Feb. 19, 2021	Feb. 11, 2021	Jan. 27, 2021	Dec. 15, 2020	Nov. 25, 2020	Nov. 09, 2020	Sep. 15, 2020	Aug. 20, 2020	Aug. 04, 2020	Jun. 15, 2020	May 21, 2020	May 14, 2020	May 06, 2020	Mar. 16, 2020	Feb. 21, 2020	Feb. 05, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Partners' Equity
Amount paid																																										$ 29,101	$ 31,877	$ 69,556
Common units
Partners' Equity
Cash distribution declared			$ 0.01			$ 0.01				$ 0.01				$ 0.01				$ 0.01			$ 0.01			$ 0.01				$ 0.01			$ 0.01			$ 0.125				$ 0.125			$ 0.561
Amount paid		$ 528			$ 528				$ 522				$ 522				$ 522			$ 522			$ 485				$ 485			$ 485			$ 6,022			$ 5,967				$ 26,754
Preference units
Partners' Equity
Amount paid	$ 6,214			$ 6,777			$ 6,898				$ 7,112				$ 7,287				$ 7,412			$ 7,582			$ 7,582				$ 7,582			$ 7,582			$ 7,582				$ 7,582
Series A preference units
Partners' Equity
Cash distribution declared			0.5390625			0.5390625		$ 0.5390625				$ 0.5390625				$ 0.5390625					0.5390625		$ 0.5390625			$ 0.5390625					0.5390625			0.5390625			$ 0.5390625				0.5390625
Series B preference units
Partners' Equity
Cash distribution declared			0.5125			0.5125		0.5125				0.5125				0.5125					0.5125		0.5125			0.5125					0.5125			0.5125			0.5125				0.5125
Series C preference units
Partners' Equity
Cash distribution declared			$ 0.53125			$ 0.53125		$ 0.53125				$ 0.53125				$ 0.53125					$ 0.53125		$ 0.53125			$ 0.53125					$ 0.53125			$ 0.53125			$ 0.53125				$ 0.53125